                                                           FILE NUMBER 028-00568


                                    FORM 13 F
                INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT
              MANAGERS PURSUANT TO SECTION 13 (F) OF THE SECURITIES
                    EXCHANGE ACT OF 1934 AND RULES THEREUNDER

                       Securities and Exchange Commission
                                Washington, D.C.

          Report for the Calendar Year or Quarter Ended March 31, 2002
                       If amended report check here:_____

Name of Institutional Investment Manager:

Robert E. Torray & Co. Inc.

Business Address:

7501 Wisconsin Avenue, Suite 1100, Bethesda, MD  20814-6523

Name, Phone No., and Title of Person Duly Authorized to Submit this Report:

William M Lane, Vice President  (301) 493-4600


         The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements, and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

         Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Bethesda and the State of Maryland on the 14th day of May, 2002.

                                By:  /s/ William M. Lane
                                   ------------------------------------------
                                         William M Lane, Vice President
                                         for Robert E. Torray & Co. Inc.

March 31, 2002                           Form 13F - Robert E. Torray & Co. Inc.

                 Item 1                    Item 2       Item 3         Item 4           Item 5                   Item 6

                                            Title        CUSIP       Fair Market        Total                    Invest
                                                                                                    --------------------------------
Name of Issuer                            of Class      Number          Value           Shares       (a)Sole   (b)Shared   (c)Other
--------------                            --------      ------          -----           ------       -------   ---------   --------
Abbott Laboratories                        common      002824100       123,494,280        2,347,800      X
                                                                        32,485,760          617,600      X
Agilent Technologies Inc.                  common      00846U101        56,684,144        1,621,400      X
                                                                        16,959,096          485,100      X
American Express Company                   common      025816109        70,352,896        1,717,600      X
                                                                        21,049,344          513,900      X
American International Group               common      026874107        66,398,882          920,417      X
                                                                        17,407,382          241,300      X
Archer Daniels Midland Company             common      039483102        49,338,443        3,541,884      X
                                                                        13,970,621        1,002,916      X
Automatic Data Processing Inc.             common      053015103        87,375,865        1,499,500      X
                                                                        22,911,764          393,200      X
Bank of America Corporation                common      060505104        66,414,728          976,400      X
                                                                        21,201,834          311,700      X
Bank One Corporation                       common      06423A103        87,845,416        2,102,571      X
                                                                        24,852,374          594,839      X
Boston Scientific Corporation              common      101137107       129,765,480        5,172,000      X
                                                                        31,171,816        1,242,400      X
Bristol-Myers Squibb Company               common      110122108        93,121,737        2,299,870      X
                                                                        23,131,937          571,300      X
Citigroup, Inc.                            common      172967101           881,803           17,807      X
Clear Channel Communications               common      184502102       102,208,221        1,988,100      X
                                                                        26,943,981          524,100      X
Disney (Walt) Company                      common      254687106        74,596,868        3,232,100      X
                                                                        18,101,644          784,300      X
Emerson Electric Company                   common      291011104        47,762,828          832,250      X
                                                                        14,037,594          244,600      X
Franklin Resources, Inc.                   common      354613101        90,092,787        2,149,160      X
                                                                        19,786,240          472,000      X
Gannett Company Inc.                       common      364730101        75,924,970          997,700      X
                                                                        19,968,640          262,400      X
Hughes Electronics Corporation             common      370442832       104,641,740        6,361,200      X
                                                                        26,655,580        1,620,400      X
Gillette Company, The                      common      375766102        70,655,775        2,077,500      X
                                                                        15,648,001          460,100      X
Hewlett-Packard Company                    common      428236103        61,482,174        3,427,100      X
                                                                        17,003,532          947,800      X
Honeywell International Inc.               common      438516106        91,775,287        2,398,100      X
                                                                        23,149,523          604,900      X
Illinois Tool Works                        common      452308109       148,704,573        2,055,350      X
                                                                        38,634,900          534,000      X
I B M Corporation                          common      459200101        46,654,400          448,600      X
                                                                        11,128,000          107,000      X
Interpublic Group of Companies             common      460690100       137,946,148        4,024,100      X
                                                                        34,897,040        1,018,000      X
J.P. Morgan Chase & Company                common      46625H100        89,025,543        2,497,210      X
                                                                        20,898,745          586,220      X
Johnson & Johnson                          common      478160104       107,277,915        1,651,700      X
                                                                        29,383,380          452,400      X
Kimberly-Clark Corporation                 common      494368103       125,585,858        1,942,550      X
                                                                        31,891,974          493,302      X
Markel Corporation                         common      570535104        89,443,459          439,504      X
                                                                        15,683,701           77,066      X
Merck & Co., Inc.                          common      589331107        70,259,116        1,220,200      X
                                                                        18,183,764          315,800      X
Procter & Gamble Company                   common      742718109       106,387,281        1,180,900      X
                                                                        28,918,890          321,000      X
Tribune Company                            common      896047107       127,024,332        2,794,200      X
                                                                        31,499,234          692,900      X
United Technologies Corporation            common      913017109       131,375,552        1,770,560      X
                                                                        35,022,400          472,000      X
Wachovia Corporation                       common      929903102        56,834,444        1,532,752      X
                                                                        14,353,668          387,100      X
Wyeth                                      common      983024100        71,699,648        1,092,150      X
                                                                        16,366,545          249,300      X

                                                                   ----------------
Total                                                                3,592,331,497
                                                                   ================


                 Item 1                     Item 7                    Item 8

                                                                 Voting Authority
                                                      ----------------------------------------
Name of Issuer                            Managers      (a) Sole    (b) Shared     (c)None
--------------                            --------      --------    ----------     -------
Abbott Laboratories                           All       2,347,800
                                              All                                     617,600
Agilent Technologies Inc.                     All       1,621,400
                                              All                                     485,100
American Express Company                      All       1,717,600
                                              All                                     513,900
American International Group                  All         920,417
                                              All                                     241,300
Archer Daniels Midland Company                All       3,541,884
                                              All                                   1,002,916
Automatic Data Processing Inc.                All       1,499,500
                                              All                                     393,200
Bank of America Corporation                   All         976,400
                                              All                                     311,700
Bank One Corporation                          All       2,102,571
                                              All                                     594,839
Boston Scientific Corporation                 All       5,172,000
                                              All                                   1,242,400
Bristol-Myers Squibb Company                  All       2,299,870
                                              All                                     571,300
Citigroup, Inc.                               All          17,807
Clear Channel Communications                  All       1,988,100
                                              All                                     524,100
Disney (Walt) Company                         All       3,232,100
                                              All                                     784,300
Emerson Electric Company                      All         832,250
                                              All                                     244,600
Franklin Resources, Inc.                      All       2,149,160
                                              All                                     472,000
Gannett Company Inc.                          All         997,700
                                              All                                     262,400
Hughes Electronics Corporation                All       6,361,200
                                              All                                   1,620,400
Gillette Company, The                         All       2,077,500
                                              All                                     460,100
Hewlett-Packard Company                       All       3,427,100
                                              All                                     947,800
Honeywell International Inc.                  All       2,398,100
                                              All                                     604,900
Illinois Tool Works                           All       2,055,350
                                              All                                     534,000
I B M Corporation                             All         448,600
                                              All                                     107,000
Interpublic Group of Companies                All       4,024,100
                                              All                                   1,018,000
J.P. Morgan Chase & Company                   All       2,497,210
                                              All                                     586,220
Johnson & Johnson                             All       1,651,700
                                              All                                     452,400
Kimberly-Clark Corporation                    All       1,942,550
                                              All                                     493,302
Markel Corporation                            All         439,504
                                              All                                      77,066
Merck & Co., Inc.                             All       1,220,200
                                              All                                     315,800
Procter & Gamble Company                      All       1,180,900
                                              All                                     321,000
Tribune Company                               All       2,794,200
                                              All                                     692,900
United Technologies Corporation               All       1,770,560
                                              All                                     472,000
Wachovia Corporation                          All       1,532,752
                                              All                                     387,100
Wyeth                                         All       1,092,150
                                              All                                     249,300


Total
